Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio

Supplement Dated September 30, 2022, to the Prospectus and Summary Prospectus Dated May 2, 2022
Important Changes to Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio (the Portfolio)

Effective immediately, Tara Talone has been added as a co-portfolio manager of the Portfolio. She joins Joshua C. Barrickman, who will continue to co-manage the Portfolio.

The Portfolio’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the Portfolio Summary section:

Tara Talone, CFA, Portfolio Manager at Vanguard. She has co-managed the Portfolio since September 2022.
Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the More on the Portfolio section:
Tara Talone, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2006, has managed investment portfolios since 2018, and has co-managed the Portfolio since September 2022. Education: B.S., Saint Joseph’s University; M.B.A., The Wharton School of the University of Pennsylvania.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 257A 092022
CFA® is a registered trademark owned by CFA Institute.

Vanguard Variable Insurance Funds – Total Bond Market Index Portfolio

Supplement Dated September 30, 2022, to the Statement of Additional Information Dated May 2, 2022
Important Changes to Vanguard Variable Insurance Funds – Total Bond Market Index Portfolio (the Portfolio)
Effective immediately, Tara Talone has been added as a co-portfolio manager of the Portfolio. She joins Joshua C. Barrickman, who will continue to co-manage the Portfolio.

The Portfolio’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added in the subsection
“1. Other Accounts Managed” on page B-76 as it relates to the Portfolio:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Tara Talone[1]	Registered investment companies[2]	4	$229B	0	$0
	Other pooled investment vehicles	9	$6B	0	$0
	Other accounts	0	$0	0	$0

1 Ms. Talone began co-managing the Portfolio on September 30,2022.
2 Information provided as of August 31, 2022, and includes the Portfolio, which held assets of $4 billion as of August 31, 2022.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064N 092022